Accounting policies	12 Months Ended
Dec. 31, 2022
Accounting policies [Abstract]
Accounting policies	Accounting policies
a)Statement of compliance
The consolidated financial statements as of December 31, 2022 and 2021 and for the years ended December 31, 2022, 2021 and 2020 have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The preparation of financial statements in compliance with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise judgement in applying the Group's accounting policies (see note 3).
b)Basis of preparation
The accounting policies adopted in the preparation of these financial statements are set out below. These policies have been consistently applied to all the financial years presented, unless otherwise stated. The financial statements have been prepared on the historical cost basis, with the exception of certain financial instruments and assets and liabilities acquired in a business combination which are measured at fair value.
The financial statements have been presented in Pounds Sterling (“Sterling”). This is the functional currency of the Company, being the currency of the primary economic environment in which the Company operates, and the presentational currency of the group. All values are rounded to the nearest thousand pound ('£’000’) except where otherwise indicated.
These consolidated financial statements were authorised by the Board of Directors on March 16, 2023.
2.Accounting policies (continued)
c)Basis of consolidation
The Group financial statements consolidate the financial statements of Exscientia plc and all its subsidiary undertakings made up to December 31, 2022. Subsidiaries are those entities over which the Company exercises control. The group controls an entity where the group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. The results of subsidiaries acquired or sold are consolidated for the periods from or to the date on which control passed. Acquisitions are accounted for under the acquisition method with goodwill representing any excess of the fair value of the consideration given over the fair value of the identifiable assets and liabilities acquired.
d)Going concern
As at December 31, 2022, the Group’s cash, cash equivalents and short-term bank deposits amounted to £505,811,000 with total unrestricted cash and short term bank deposits amounting to £504,950,000. The Group has incurred significant research and development expenses from the start of the Group’s activities, however primarily as a result of cash inflows from collaborations of £91,868,000 during the year to December 31, 2022 (2021: £61,590,000) net cash outflows from operating activities amounted to £60,515,000 for the financial year ended December 31, 2022 (2021: £6,703,000). Based upon the year-end cash, cash equivalents and short-term bank deposits and forecast future cashflows for the next 24 months, the Board of Directors believes that the Group has sufficient financial resources to cover its planned cash outflows for the foreseeable future, being a period of at least twelve months from the date of issuance of these financial statements.
As the Group has concluded that there is no substantial doubt about its ability to continue as a going concern within one year of the issuance of these financial statements, the Group has prepared these financial statements under the going concern assumption.
e)Application of new and revised International Financial Reporting Standards (IFRSs)
In the year ended December 31, 2022, the Group has applied the below amendments to IFRS and interpretations issued by the Board that are effective for the annual period that begins on or after January 1, 2022:

Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)	The amendments specify that the ‘cost of fulfilling’ a contract comprises the ‘costs that relate directly to the contract’. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract (examples would be direct labour, materials) or an allocation of other costs that relate directly to fulfilling contracts (an example would be the allocation of the depreciation charge for an item of property, plant and equipment used in fulfilling the contract).

Reference to the Conceptual Framework (Amendments to IFRS 3)	The amendments update an outdated reference to the Conceptual Framework in IFRS 3 without significantly changing the requirements in the standard.
Their adoption has not had any material impact on the disclosure or on the amounts reported in these financial statements.
2.Accounting policies (continued)
f)Standards, amendments and interpretations in issue but not yet effective:
The adoption of the following mentioned standards, amendments and interpretations in future years are not expected to have a material impact on the Group’s financial statements:

Effective Date
Periods Beginning On or After
Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2	January 1, 2023
Definition of Accounting Estimates – Amendments to IAS 8	January 1, 2023
Deferred Tax relates to Assets and Liabilities arising from a Single Translation – Amendments to IAS 12	January 1, 2023

g)Revenue from contracts with customers
The Group’s primary revenue is generated broadly from two streams that relate to its principal activities:
•“Service fees” relate to drug discovery collaboration agreements where the Group is utilizing its proprietary technology to develop novel Intellectual Property (“IP”) on behalf of the collaboration partner. Typically, the Group does not have any rights to future milestones and royalties as part of these agreements; and
•“Licensing fees” relate to drug discovery agreements where the Group develops IP on behalf of a collaboration partner. These agreements either assign all collaboration IP to the partner from inception or grant an exclusive option to the partner to license rights to the future development and commercialisation. As part of these agreements, the Group may receive future milestone and royalty payments on achievement of clinical, regulatory and commercial milestones.
The Group has four types of payments included within the two streams of revenue:
•“Upfront payments” are generally payable on execution of the collaboration agreement or on initiation of a project;
•“Research funding” is generally payable throughout the collaboration at defined intervals as set out in the agreement (e.g., quarterly or at the beginning of a specific phase of work) and is intended to fund research (internal and external) which is undertaken to develop the collaboration drug compound;
•“Milestone payments” are linked to the achievement of an event, as defined in the collaboration agreement e.g. initiation of Phase 1 clinical trial milestones and constitute variable consideration in accordance with IFRS15; and
•“Opt-in payments” are similar in principal to milestone payments, however, are payable when the customer exercises its option to license the collaboration IP. These payments only exist where the Group initially retained ownership of the IP, until the option is exercised by the customer.
2.Accounting policies (continued)
g)Revenue from contracts with customers (continued)
Under these collaboration agreements the Group may also receive commercialisation milestones upon the first commercial sale of a product, the amount of which is based on the territory the sale occurs in, and royalties based on worldwide net sales. These amounts have not been included within the transaction price for any contract as of December 31, 2022, 2021 or 2020 and these amounts will be recognised when the underlying sales transactions to which they relate are achieved.
In accordance with IFRS 15, the Group recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the Group expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that the Group determines are within the scope of IFRS 15, the Group performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when or as the Group satisfies a performance obligation.
At contract inception, the Group assesses the goods or services promised within each contract that falls under the scope of IFRS 15 to identify distinct performance obligations. The Group then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when or as the performance obligation is satisfied. Revenue is measured at the contract price excluding value added tax and other sales taxes.
The Group includes the unconstrained amount of estimated variable consideration in the transaction price. The amount included in the transaction price is constrained to the amount for which it is highly probable that a significant reversal of cumulative revenue recognised will not occur. At contract inception, unconstrained revenue will typically include the upfront payments and in some instances, research funding.
At the inception of each arrangement that includes research, development, or regulatory milestone payments, the Group evaluates whether the milestones (i) relate to the one or more distinct performance obligations under the agreement; and (ii) are considered highly probable of being reached and estimate the amount to be included in the transaction price using the most likely amount method. If it is highly probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within our control or that of the licensee, such as regulatory approvals, are not considered highly probable of being achieved until those approvals are received.
At the end of each subsequent reporting period, the Group re-evaluates the estimated variable consideration included in the transaction price and any related constraint and, if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which may affect license, fees, and other revenues and earnings in the period of adjustment.
The transaction price is then allocated to each performance obligation on a relative stand-alone selling price basis, for which the Group recognizes revenue as or when the performance obligations under the contract are satisfied.
2.Accounting policies (continued)
g)Revenue from contracts with customers (continued)
When determining whether performance obligations have been satisfied, progress is measured using an input method utilising either total or external costs or labour hours incurred depending on the nature of the collaboration arrangement to establish and estimate the progress of completion. Management has determined the input method represents a faithful depiction of the Group’s progress towards completion of performance obligations because the time and costs incurred depict the progress of development of the underlying IP which may be transferred to the customer. At the end of each reporting period, the Group re-evaluates costs/hours incurred compared with total expected costs/hours to recognize revenue for each performance obligation.
For obligations recognised over time the Group recognizes revenue only equal to a percentage of costs incurred until such time that it can reasonably estimate the total expected costs/hours to be incurred in delivering the performance obligation. For obligations in which revenue is recognised at a point in time, that point in time is the date at which the title of the service or IP is transferred to the customer.
Contract liabilities consists of billings or payments received in advance of revenue recognition. Contract assets consists of revenue recognised in advance of billings or payments.
h)Grants
The Group receives grants from the European Union (“EU”), the Austrian Research Promotion Agency (“FFG”), the Gates Foundation and Gates Philanthropy Partners ("GPP") and the Austrian Wirtshaftsservice. These grants compensate the Group for research activities undertaken and are recognised in profit or loss as other income on a systematic basis in the periods in which the expenses are recognised, unless the conditions for receiving the grant are met after the related expenses have been recognised. In this case, the grant is recognised when it becomes receivable.
i)Foreign currencies
At each period end foreign currency monetary items are translated using the closing rate. Non-monetary items measured at historical cost are translated using the exchange rate at the date of the transaction and non-monetary items measured at fair value are measured using the exchange rate when fair value was determined.
Foreign exchange gains and losses resulting from the settlement of transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in profit and loss.
On consolidation, the results of overseas operations are translated into pounds sterling at rates approximating to those ruling when the transactions took place. All assets and liabilities of overseas operations are translated at the rate ruling at the reporting date. Exchange differences arising on translating overseas operations are recognised in other comprehensive income and accumulated in a separate reserve within equity. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.
2.Accounting policies (continued)
j)Intangible assets
Goodwill
Goodwill is recognised in a business combination when the consideration transferred by the acquirer exceeds the net identifiable assets acquired. Goodwill is not amortised but is reviewed for impairment at least annually.
Other intangible assets other than goodwill
Intangible assets acquired separately are measured on initial recognition at cost. Following initial recognition, intangible assets are carried at cost less accumulated amortisation and accumulated impairment losses.
Intangible assets with finite lives are amortised over their useful economic lives from the point at which the intangible asset in question is brought into use, and assessed for impairment whenever there is an indication that the intangible asset may be impaired. Assets yet to be brought into use are assessed for impairment at least annually. The amortisation period and the amortisation method for an intangible asset with a finite useful life is reviewed at least at the end of each reporting period.
Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset is accounted for by changing the amortisation period or method, as appropriate, and are treated as changes in accounting estimates. The amortisation expense on intangible assets with finite lives is recognised in profit or loss in the expense category consistent with the function of the intangible assets.

Computer Software	4 years on a straight line basis
Patents	Over the term of the patent on a straight line basis
Acquired IP	8 years from the acquisition date/date the asset is brought into use on a straight line basis
Amortisation of intangible assets is included under the ‘Research and development expenses’ and ‘General and administrative expenses’ classifications in the Statement of Loss and Other Comprehensive Loss.
k)Business combination
Acquisitions of subsidiaries and businesses are accounted for using the purchase method of accounting. The cost of the business combination is measured at the aggregate of the fair values (at the date of exchange) of assets given, liabilities incurred or assumed, and equity instruments issued by the Group in exchange for control of the acquiree.
Any excess of the cost of the business combination over the acquirer’s interest in the net fair value of the identifiable assets and liabilities are recognised as goodwill.
l)Cost of Sales
Costs of sales relates to costs from third-party contract research organisations as well as internal labour and absorbed overheads incurred in relation to collaboration arrangements which have been designated as contracts with customers in accordance with the revenue standard.
2.Accounting policies (continued)
m)Property, plant and equipment
Assets under construction, plant and equipment, fixtures and fittings, computer equipment and leasehold improvements are initially recognised at acquisition cost, including any costs directly attributable to bringing the assets to the location and condition necessary for it to be capable of operating in the manner intended by the Group’s management. These assets are subsequently measured using the cost model, less accumulated depreciation and impairment losses. Depreciation is provided at rates calculated to write off the cost of assets, less their estimated residual value on a straight line basis, over their expected lives:

Assets Under Construction	Not depreciated
Plant and Equipment	5 years
Fixture and Fittings	5 years
Leasehold Improvements	Over the term of the lease or to the first-break clause, whichever is earlier
Computer Equipment	4 years
n)Cash and cash equivalents and short term bank deposits
Cash is cash on hand and demand deposits. Cash equivalents are short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to insignificant risk of changes in value.
Short term bank deposits consist of bank deposits of 12 months duration or less, and are measured at amortised cost as described in section u) below.
o)Inventories
Inventories consist of costs incurred in relation to the delivery of performance obligations satisfied at a point in time where control has not been transferred to the customer at the period-end.
p)Impairment of assets
Individual assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable with the exception of acquired IP yet to be brought into use, which is reviewed for impairment at least annually.
An asset is impaired when its carrying amount exceeds its recoverable amount. The recoverable amount is measured as the higher of fair value less cost of disposal and value in use. The value in use is calculated as being net projected cash flows based on financial forecasts discounted back to present value.
Recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. If this is the case, recoverable amount is determined for the cash-generating unit to which the asset belongs. If it is deemed that an impairment is necessary the impairment loss is allocated to reduce the carrying amount of the asset, first against the carrying amount of any goodwill allocated to the cash-generating unit, and then to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the unit. With the exception of goodwill, all assets are subsequently reassessed for indications that an impairment loss previously recognised may no longer exist. An impairment loss is reversed if the asset’s or cash-generating unit’s recoverable amount exceeds its carrying amount.
2.Accounting policies (continued)
q)Joint ventures and joint operations
Investments in joint ventures are accounted for using the equity method in the Group’s financial statements. Under the equity method, the investment is recognised initially at cost and the carrying amount of the investment is adjusted to recognize changes in the Group’s share of net assets.
Investments in joint ventures are tested for impairment annually, and an impairment loss is recognised where it is indicated that the carrying amount of the investment may not be recoverable. The recoverable amount is measured as the higher of fair value less cost of disposal and value in use. The value in use is calculated as being net projected cash flows based on financial forecasts discounted back to present value.
The Group also undertakes various joint operations with third parties. Where a collaboration is deemed to be a joint operation the Group recognizes:
•its assets, including its share of any assets held jointly;
•its liabilities, including its share of any liabilities incurred jointly; and
•its expenses, including its share of any expenses incurred jointly.
The Group incurs expenses that under the joint operation agreement are to be shared jointly with the collaboration partner. Amounts reimbursed are recorded as a reduction in the underlying expenditure. Where amounts are reimbursed in advance of the Group incurring the expenditure, the amounts received are recognised as a liability in other advances. The other advances are extinguished when the expenditure to which the reimbursement relates is incurred.
r)Leases
Leases are recognised as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group, and each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant rate of interest on the remaining balance for the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the present value of the following lease payments:
•Fixed payments, less any lease incentive receivable;
•Variable lease payments that are based on an index or a rate;
•The exercise price of a purchase option if the lessee is reasonably certain to exercise that option; and
•Payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.
2.Accounting policies (continued)
r)Leases (continued)
The lease payments are discounted using the interest rate implicit in the lease. If this rate cannot be determined, the Group’s incremental borrowing rate (i.e. the rate that the Group would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions) is used.
Variable lease payments that reflect changes in market rental rates are initially measured using the market rental rates as at the commencement date. Variable lease payments that do not depend on an index or a rate are not included in the measurement of lease liabilities and right-of-use assets, and are recognized as expenses in the period in which the event or condition that triggers the payment occurs.
The right-of-use assets are measured at cost which comprise the following:
•The initial measurement of lease liability;
•Lease payments made at or before the commencement date (less lease incentives received);
•Initial direct costs; and
•Restoration costs.
Extension and termination options
The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.
Lease modifications
The Group remeasures the lease liability (and makes a corresponding adjustment to the related right of use asset) whenever:
•The lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.
•The lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used).
•A lease contract is modified, and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.
2.Accounting policies (continued)
r)Leases (continued
Short-term and low value leases
The Company does not recognize right-of-use assets for short-term and low value leases. Payments associated with short-term leases (leases of less than twelve months duration) and leases of low-value assets are recognised on a straight-line basis over the lease term
Impairment
The Group applies IAS 36 to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss.
s)Provisions
Provisions are recognised when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that the Group will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation.
The amount recognised as a provision is the best estimation of the considerations required to settle the present obligation at the reporting date, considering the risks and uncertainties surrounding the obligation.
Provisions for the cost to restore leased property to their original condition, as required by the terms and conditions of the lease, are recognised when the obligation is incurred, either at the commencement date or as a consequence of having used or made alterations to the underlying asset during a particular period of the lease, at the Directors’ best estimate of the expenditure that would be required to restore the assets. Estimates are regularly reviewed and adjusted as appropriate for new circumstances.
t)Pension costs
The Group operates a defined contribution pension scheme for employees. The assets of the scheme are held separately from those of the Group. The annual contributions payable are charged to the Group profit or loss on an accruals basis.
u)Financial instruments
Financial assets
Financial assets classified as financial instruments measured at amortised cost comprise trade and other receivables and cash and cash equivalents and short term bank deposits.
Financial assets measured at amortised cost are recognised when the Group becomes party to the contractual provisions of the instrument and are derecognised when the contractual rights to the cash flows from the financial asset expire or when the financial asset and all substantial risks and reward are transferred. Financial assets are measured at amortised cost when both of the following criteria are met:
•The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
•The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amounts outstanding.
2.Accounting policies (continued)
u)Financial instruments (continued)
Subsequent to initial recognition, financial assets are measured at amortised cost using the effective interest rate method. At each reporting date the Group recognizes a loss allowance for expected credit losses on financial assets measured at amortised cost. In establishing the appropriate amount of loss allowance to be recognised, the Group applies either the general approach or the simplified approach, depending on the nature of the underlying group of financial assets. Further details are set out in Note 27.
Classification as debt or equity
Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.
Equity instruments
Equity instruments constitute any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments such as preference shares issued by the Group are recognised at the proceeds received, net of direct issue costs. All preference shares in issue throughout 2021 were convertible into ordinary shares under certain conditions and bore no fixed or cumulative dividend. As such these shares were deemed to be equity in nature.
Following the achievement of a development milestone relating to the Group’s revenue contract with GT Apeiron Therapeutics Inc. (“GTA”) on March 31, 2021, the Group became entitled to receive a number of ordinary shares and preference shares in this company as non-cash revenue consideration (see note 27 for further details). These shares represent unlisted equity securities and the Group have taken the election provided within IFRS9 to recognize fair value gains and losses within Other Comprehensive Income (FVOCI).
Financial liabilities
Financial liabilities comprise trade and other payables as well as loan liabilities. Financial liabilities are obligations to pay cash or other financial assets and are recognised in the statement of financial position when, and only when, the Group becomes a party to the contractual provisions of the instrument.
Financial liabilities are initially recognised at fair value adjusted for any directly attributable transaction costs. After initial recognition, financial liabilities are measured at amortised cost using the effective interest method, with interest-related charges recognised as an expense in finance costs.
A financial liability is derecognised only when the contractual obligation is extinguished, that is, when the obligation is discharged, cancelled or expires.
Derivative financial instruments- forward contracts
Derivative financial instruments relating to currency forward contracts are initially recognised at fair value on the date at which the derivative contract is executed, and are subsequently re-measured at fair value each period-end. Any gains and losses arising from changes in the fair value of derivatives are recognised within the consolidated statement of profit or loss.
2.Accounting policies (continued)
v)Share-based payments
The Group operates equity-settled share-based compensation plans whereby certain employees of the Group are granted equity awards in the Company in the form of share options, restricted share units (“RSUs”), performance options and performance share units.
The fair value of awards granted is recognised as an expense within profit or loss with a corresponding increase in equity. The fair value of the award is measured at the grant date and is spread over the period during which the respective employee becomes unconditionally entitled to the award. The fair value of share options and those performance option and PSU awards not containing market-based performance conditions are valued using a Black-Scholes model, whilst performance options and PSUs containing market-based conditions are valued using a Monte-Carlo model. The fair value of RSUs is based on the market value of the underlying shares at the award grant date.
At each statement of financial position date, the Group revises its estimate of the number of awards that are expected to become exercisable based on forfeiture rates, and with the exception of changes in the estimated probability of achieving market-based performance conditions, adjustments are made such that at the end of the vesting period the cumulative charge is based on the number of awards that eventually vest.
Where the terms and conditions of options are modified before they vest, the increase in the fair value of the options, measured immediately before and after the modification, is also recognised in profit or loss over the remaining vesting period. There were no modifications to the terms and conditions of options during the current or previous financial period.
When a share based payment award is exercised an intra-equity movement is recorded to transfer the cumulative charge recorded within the share-based payment reserve for those awards to retained earnings.
w)Tax
Tax on the loss for the year comprises current and deferred tax. Tax is recognised in the profit and loss account except to the extent that it relates to items recognised directly in equity, in which case it is recognised in equity.
Current tax
Current tax is provided at the amounts expected to be paid applying tax rates that have been enacted or substantively enacted by the balance sheet date. Current tax includes tax credits, which are accrued for the period based on calculations that conform to the UK Research and Development Tax Credit Scheme that is applicable to small and medium sized companies.
Research and development costs which are not eligible for reimbursement under the UK Research and Development Tax Credit scheme, such as expenditure incurred on research projects for which the group receives income, may be reimbursed under the U.K. R&D expenditure credit (“RDEC”) scheme. Amounts receivable under the RDEC scheme are presented within other income. Research and development expenditure credits are also claimed in Austria in relation to qualifying expenditure incurred on research projects by the Group’s Austrian subsidiary. These amounts are also presented within other income.
2.Accounting policies (continued)
w)Tax (continued)
Deferred tax
Deferred taxes are calculated using the liability method on temporary differences between the carrying amounts of assets and liabilities and their tax bases. A deferred tax asset is recognised for all deductible temporary differences to the extent that it is probable that taxable profit will be available against which the deductible temporary difference can be utilised, unless the deferred tax asset arises from the initial recognition of an asset or liability in a transaction that is not a business combination and at the time of the transaction, affects neither accounting profit nor taxable profit (tax loss). However, for deductible temporary differences associated with investments in subsidiaries a deferred tax asset is recognised when the temporary difference will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilised.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realised or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. Deferred tax assets and liabilities are set off only where the Group has a legally enforceable right to set off the recognised amounts and the Group intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.
x)Research and development costs
Research costs are expensed as incurred. Development expenditures on an individual project are recognised as an intangible asset when the Group can demonstrate:
•the technical feasibility of completing the intangible asset so that it will be available for use or sale;
•its intention to complete and its ability to use or sell the asset;
•how the asset will generate future economic benefits;
•the availability of resources to complete the asset; and
•the ability to measure reliably the expenditure during development.
Following initial recognition of the development expenditure as an asset, the cost model is applied requiring the asset to be carried at cost less any accumulated amortisation and accumulated impairment losses. Amortisation of the asset begins when development is complete, and the asset is available for use. It is amortised over the period of expected future benefit. Amortisation is recorded in research and development costs. During the period of development, the asset is tested for impairment annually. No expenditure met the criteria for capitalisation during the current or prior years.